Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 25, 2019
Entity Registrant Name	dei_EntityRegistrantName	THIRD AVENUE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001089107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019